Shareholder Report, Average Annual Return (Details)	12 Months Ended		33 Months Ended	56 Months Ended	60 Months Ended	63 Months Ended	92 Months Ended	98 Months Ended	104 Months Ended	120 Months Ended
	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000028918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class T Shares/JABAX)
Average Annual Return, Percent	13.05%				9.41%					10.24%
C000077654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class S Shares/JABRX)
Average Annual Return, Percent	12.76%				9.13%					9.96%
C000077653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class R Shares/JDBRX)
Average Annual Return, Percent	12.48%				8.85%					9.68%
C000114869 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class N Shares/JABNX)
Average Annual Return, Percent	13.33%				9.67%					10.50%
C000077652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class I Shares/JBALX)
Average Annual Return, Percent	13.20%				9.57%					10.41%
C000083512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class D Shares/JANBX)
Average Annual Return, Percent	13.18%				9.53%					10.36%
C000077651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	11.17%	[1]			8.55%					9.36%
C000077650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	6.47%				8.04%					9.49%
C000077655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	20.26%				14.65%					21.18%
C000077656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	25.72%	[2]			15.23%					21.07%
C000083513 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)
Average Annual Return, Percent	27.86%				16.24%					22.13%
C000077657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)
Average Annual Return, Percent	27.90%				16.28%					22.21%
C000177052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)
Average Annual Return, Percent	28.01%				16.39%				22.06%
C000077658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)
Average Annual Return, Percent	27.38%				15.80%					21.69%
C000028919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)
Average Annual Return, Percent	27.71%				16.11%					22.02%
C000028923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)
Average Annual Return, Percent	17.32%				14.31%					13.85%
C000077663 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class S Shares/JADGX)
Average Annual Return, Percent	17.02%				14.01%					13.55%
C000077662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)
Average Annual Return, Percent	16.72%				13.70%					13.24%
C000114870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)
Average Annual Return, Percent	17.59%				14.58%			13.21%
C000077661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class I Shares/JGINX)
Average Annual Return, Percent	17.49%				14.48%					14.02%
C000083515 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)
Average Annual Return, Percent	17.48%				14.43%					13.96%
C000077660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	15.46%	[3]			13.43%					12.95%
C000077659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	10.46%				12.80%					13.04%
C000077669 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	16.48%				14.55%					15.51%
C000077670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	21.65%	[4]			15.09%					15.38%
C000083517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class D Shares/JNRFX)
Average Annual Return, Percent	23.83%				16.14%					16.42%
C000077671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class I Shares/JRAIX)
Average Annual Return, Percent	23.88%				16.19%					16.49%
C000114872 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class N Shares/JRANX)
Average Annual Return, Percent	23.98%				16.28%					16.57%
C000177053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class R Shares/JRARX)
Average Annual Return, Percent	23.08%				15.41%				16.74%
C000077672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class S Shares/JRASX)
Average Annual Return, Percent	23.36%				15.69%					15.99%
C000028926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class T Shares/JAMRX)
Average Annual Return, Percent	23.70%				16.01%					16.31%
C000028933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class T Shares/JORNX)
Average Annual Return, Percent	15.34%				14.98%					12.22%
C000077682 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class S Shares/JORIX)
Average Annual Return, Percent	14.89%				14.50%					11.79%
C000077681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class R Shares/JORRX)
Average Annual Return, Percent	14.68%				14.23%					11.50%
C000114874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class N Shares/JSLNX)
Average Annual Return, Percent	15.60%				15.24%			11.89%
C000077680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class I Shares/JORFX)
Average Annual Return, Percent	15.49%				15.12%					12.37%
C000083520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class D Shares/JANRX)
Average Annual Return, Percent	15.44%				15.09%					12.30%
C000077679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	13.23%	[5]			13.89%					11.16%
C000077678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	8.61%				13.50%					11.41%
C000077683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	3.94%				11.35%					11.18%
C000077684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	8.60%	[6]			11.90%					11.07%
C000083521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class D Shares/JACNX)
Average Annual Return, Percent	10.53%				12.94%					12.09%
C000077685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class I Shares/JCONX)
Average Annual Return, Percent	10.59%				12.97%					12.15%
C000114875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class N Shares/JCNNX)
Average Annual Return, Percent	10.68%				13.08%			13.59%
C000077686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class R Shares/JCNRX)
Average Annual Return, Percent	9.80%				12.13%					11.31%
C000077687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class S Shares/JCNIX)
Average Annual Return, Percent	10.06%				12.43%					11.61%
C000028934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class T Shares/JSVAX)
Average Annual Return, Percent	10.43%				12.82%					11.99%
C000028935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class T Shares/JAOSX)
Average Annual Return, Percent	15.61%				12.47%					9.24%
C000077692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class S Shares/JIGRX)
Average Annual Return, Percent	15.30%				12.17%					8.96%
C000077691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class R Shares/JDIRX)
Average Annual Return, Percent	15.00%				11.89%					8.68%
C000114876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class N Shares/JDINX)
Average Annual Return, Percent	15.88%				12.72%					9.49%
C000077690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class I Shares/JIGFX)
Average Annual Return, Percent	15.76%				12.61%					9.37%
C000083522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class D Shares/JNOSX)
Average Annual Return, Percent	15.72%				12.57%					9.34%
C000077689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	13.56%	[7]			11.42%					8.19%
C000077688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	8.72%				10.93%					8.38%
C000077722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	(2.88%)				5.37%					8.71%
C000077723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	1.50%	[8]			6.06%					8.74%
C000083530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class D Shares/JANIX)
Average Annual Return, Percent	3.39%				6.97%					9.70%
C000077724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class I Shares/JSMGX)
Average Annual Return, Percent	3.38%				7.00%					9.74%
C000114880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class N Shares/JGMNX)
Average Annual Return, Percent	3.51%				7.11%					9.85%
C000077725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class R Shares/JGMRX)
Average Annual Return, Percent	2.73%				6.31%					9.04%
C000077726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class S Shares/JGMIX)
Average Annual Return, Percent	3.02%				6.58%					9.31%
C000028947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class T Shares/JATTX)
Average Annual Return, Percent	3.24%				6.84%					9.58%
C000028950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class T Shares/JAVTX)
Average Annual Return, Percent	5.53%				7.70%					9.82%
C000100478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class S Shares/JVTSX)
Average Annual Return, Percent	5.23%				7.41%					9.53%
C000114881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class N Shares/JVTNX)
Average Annual Return, Percent	5.76%				7.95%					10.08%
C000100477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class I Shares/JVTIX)
Average Annual Return, Percent	5.67%				7.85%					9.98%
C000083533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class D Shares/JANVX)
Average Annual Return, Percent	5.64%				7.82%					9.94%
C000100476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	3.54%	[9]			6.74%					8.87%
C000100475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	(0.68%)				6.31%					9.04%
C000077732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	12.24%				13.30%					12.08%
C000077733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	17.16%	[10]			13.81%					11.96%
C000083534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class D Shares/JANWX)
Average Annual Return, Percent	19.41%				14.95%					13.06%
C000077734 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class I Shares/JWWFX)
Average Annual Return, Percent	19.48%				15.02%					13.15%
C000114882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class N Shares/JDWNX)
Average Annual Return, Percent	19.56%				15.10%			13.19%
C000077735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class R Shares/JDWRX)
Average Annual Return, Percent	18.64%				14.21%					12.35%
C000077736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class S Shares/JWGRX)
Average Annual Return, Percent	18.96%				14.52%					12.66%
C000028951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class T Shares/JAWWX)
Average Annual Return, Percent	19.29%				14.83%					12.96%
C000028952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class T Shares/JAENX)
Average Annual Return, Percent	5.45%				11.07%					12.86%
C000077741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class S Shares/JGRTX)
Average Annual Return, Percent	5.18%				10.78%					12.57%
C000077740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class R Shares/JDMRX)
Average Annual Return, Percent	4.93%				10.51%					12.29%
C000114883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class N Shares/JDMNX)
Average Annual Return, Percent	5.71%				11.33%					13.13%
C000077739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class I Shares/JMGRX)
Average Annual Return, Percent	5.60%				11.23%					13.03%
C000083535 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class D Shares/JANEX)
Average Annual Return, Percent	5.58%				11.19%					12.98%
C000077738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	3.64%	[11]			10.24%					11.99%
C000077737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	(0.82%)				9.53%					11.96%
C000077752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	(12.09%)				5.35%					7.95%
C000077753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	(8.28%)	[12]			5.84%					7.80%
C000083538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)
Average Annual Return, Percent	(6.54%)				6.79%					8.79%
C000077754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)
Average Annual Return, Percent	(6.52%)				6.83%					8.85%
C000198286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)
Average Annual Return, Percent	(6.42%)				6.94%		8.62%
C000077755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)
Average Annual Return, Percent	(6.90%)				6.40%					8.40%
C000028956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)
Average Annual Return, Percent	(6.64%)				6.69%					8.69%
C000077601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)
Average Annual Return, Percent	(1.68%)				3.11%					5.69%
C000077600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)
Average Annual Return, Percent	(1.96%)				2.81%					5.38%
C000198287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)
Average Annual Return, Percent	(1.39%)				3.37%		4.06%
C000077599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)
Average Annual Return, Percent	(1.54%)				3.24%					5.84%
C000083540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)
Average Annual Return, Percent	(1.61%)				3.19%					5.76%
C000077598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	(3.47%)	[13]			2.19%					4.76%
C000077597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	(7.37%)				1.80%					4.95%
C000077618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	13.40%				12.44%					15.93%
C000077619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	18.54%	[14]			13.02%					15.87%
C000177054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class D Shares/JFRDX)
Average Annual Return, Percent	20.58%				14.01%				17.55%
C000077620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class I Shares/JCAPX)
Average Annual Return, Percent	20.61%				14.06%					16.94%
C000114888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class N Shares/JFRNX)
Average Annual Return, Percent	20.72%				14.15%					17.02%
C000077621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class R Shares/JDCRX)
Average Annual Return, Percent	19.81%				13.31%					16.16%
C000077622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class S Shares/JARTX)
Average Annual Return, Percent	20.11%				13.59%					16.45%
C000077623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class T Shares/JACTX)
Average Annual Return, Percent	20.44%				13.89%					16.75%
C000183900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)
Average Annual Return, Percent	17.49%				11.77%					7.43%
C000183899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)
Average Annual Return, Percent	17.14%				11.44%					7.14%
C000183897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)
Average Annual Return, Percent	17.63%				12.00%					7.68%
C000183896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)
Average Annual Return, Percent	17.51%				11.90%					7.61%
C000183895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)
Average Annual Return, Percent	17.41%				11.84%					7.47%
C000183894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	15.62%	[15]			10.91%					6.57%
C000183893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	10.43%				10.23%					6.64%
C000183903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	13.86%				11.69%					7.26%
C000183904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	18.90%	[16]			12.17%					7.08%
C000183905 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class D Shares/HFEDX)
Average Annual Return, Percent	21.04%				13.25%					8.07%
C000183906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class I Shares/HFEIX)
Average Annual Return, Percent	21.09%				13.31%					8.18%
C000183907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class N Shares/HFERX)
Average Annual Return, Percent	21.21%				13.39%					8.23%
C000183909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class S Shares/HFESX)
Average Annual Return, Percent	20.72%				13.08%					7.91%
C000183910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class T Shares/HFETX)
Average Annual Return, Percent	20.91%				13.12%					7.99%
C000219907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)
Average Annual Return, Percent	11.68%				10.53%	12.33%
C000219906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)
Average Annual Return, Percent	11.80%				10.65%	12.43%
C000225293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)
Average Annual Return, Percent	11.68%			7.67%
C000219908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)
Average Annual Return, Percent	11.94%				10.78%	12.59%
C000219912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)
Average Annual Return, Percent	11.88%				10.68%	12.49%
C000219910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)
Average Annual Return, Percent	11.84%				10.64%	12.44%
C000219911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	10.40%	[17]			10.50%	12.26%
C000219909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	5.11%				9.18%	11.02%
C000240132 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)
Average Annual Return, Percent	14.60%		13.34%
C000240130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)
Average Annual Return, Percent	14.79%		13.46%
C000240131 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)
Average Annual Return, Percent	14.72%		13.44%
Without Sales Load [Member] | C000077651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV
Average Annual Return, Percent	12.17%				8.55%					9.36%
Without Sales Load [Member] | C000077650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV
Average Annual Return, Percent	12.97%				9.33%					10.14%
Without Sales Load [Member] | C000077655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV
Average Annual Return, Percent	27.61%				16.02%					21.91%
Without Sales Load [Member] | C000077656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV
Average Annual Return, Percent	26.72%				15.23%					21.07%
Without Sales Load [Member] | C000077660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV
Average Annual Return, Percent	16.46%				13.43%					12.95%
Without Sales Load [Member] | C000077659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV
Average Annual Return, Percent	17.19%				14.14%					13.71%
Without Sales Load [Member] | C000077669 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV
Average Annual Return, Percent	23.59%				15.91%					16.19%
Without Sales Load [Member] | C000077670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class C Shares/JRACX) at NAV
Average Annual Return, Percent	22.65%				15.09%					15.38%
Without Sales Load [Member] | C000077679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV
Average Annual Return, Percent	14.23%				13.89%					11.16%
Without Sales Load [Member] | C000077678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV
Average Annual Return, Percent	15.25%				14.86%					12.08%
Without Sales Load [Member] | C000077683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV
Average Annual Return, Percent	10.27%				12.67%					11.84%
Without Sales Load [Member] | C000077684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV
Average Annual Return, Percent	9.58%				11.90%					11.07%
Without Sales Load [Member] | C000077689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV
Average Annual Return, Percent	14.56%				11.42%					8.19%
Without Sales Load [Member] | C000077688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV
Average Annual Return, Percent	15.35%				12.26%					9.02%
Without Sales Load [Member] | C000077722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV
Average Annual Return, Percent	3.04%				6.62%					9.35%
Without Sales Load [Member] | C000077723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV
Average Annual Return, Percent	2.44%				6.06%					8.74%
Without Sales Load [Member] | C000100476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV
Average Annual Return, Percent	4.51%				6.74%					8.87%
Without Sales Load [Member] | C000100475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV
Average Annual Return, Percent	5.38%				7.58%					9.69%
Without Sales Load [Member] | C000077732 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV
Average Annual Return, Percent	19.09%				14.65%					12.75%
Without Sales Load [Member] | C000077733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV
Average Annual Return, Percent	18.16%				13.81%					11.96%
Without Sales Load [Member] | C000077738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV
Average Annual Return, Percent	4.62%				10.24%					11.99%
Without Sales Load [Member] | C000077737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV
Average Annual Return, Percent	5.23%				10.83%					12.62%
Without Sales Load [Member] | C000077752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV
Average Annual Return, Percent	(6.72%)				6.60%					8.60%
Without Sales Load [Member] | C000077753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV
Average Annual Return, Percent	(7.40%)				5.84%					7.80%
Without Sales Load [Member] | C000077598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV
Average Annual Return, Percent	(2.52%)				2.19%					4.76%
Without Sales Load [Member] | C000077597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV
Average Annual Return, Percent	(1.71%)				3.01%					5.58%
Without Sales Load [Member] | C000077618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV
Average Annual Return, Percent	20.32%				13.78%					16.62%
Without Sales Load [Member] | C000077619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV
Average Annual Return, Percent	19.54%				13.02%					15.87%
Without Sales Load [Member] | C000183894 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV
Average Annual Return, Percent	16.62%				10.91%					6.57%
Without Sales Load [Member] | C000183893 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV
Average Annual Return, Percent	17.16%				11.54%					7.28%
Without Sales Load [Member] | C000183903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV
Average Annual Return, Percent	20.80%				13.03%					7.90%
Without Sales Load [Member] | C000183904 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV
Average Annual Return, Percent	19.90%				12.17%					7.08%
Without Sales Load [Member] | C000219911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV
Average Annual Return, Percent	11.40%				10.50%	12.26%
Without Sales Load [Member] | C000219909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV
Average Annual Return, Percent	11.51%				10.48%	12.28%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%				(0.45%)					1.84%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%					15.30%
Standard Poors500 Index C000177052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%				15.06%
Standard Poors500 Index C000114870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%			14.86%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.75%				15.99%					15.04%
Russell 1000 Index C000177053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.75%				15.99%				14.81%
MSCI All Country World IndexSM C000114874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	17.27%				13.54%			11.13%
MSCI All Country World IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	17.27%				13.54%					11.91%
Standard Poors500 Index C000114875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%			14.86%
MSCI All Country World ex USA IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-USA IndexSM
Average Annual Return, Percent	16.45%				10.26%					8.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.41%				15.74%					14.71%
MSCI World IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%					12.43%
MSCI World IndexSM C000114882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%			11.89%
MSCI World IndexSM C000198286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%		10.63%
MSCI World IndexSM C000198287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%		10.63%
Russell 1000 Index C000177054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.75%				15.99%				14.81%
MSCI Europe IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe IndexSM
Average Annual Return, Percent	15.08%				12.19%					8.14%
MSCI World IndexSM C000219909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000219911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000219907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000225293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				12.12%
MSCI World IndexSM C000219908 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000219912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000219906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
MSCI World IndexSM C000219910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	17.25%				14.41%	15.39%
Russell 1000 Index S000079202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.75%		23.94%
Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Index
Average Annual Return, Percent	11.67%				8.97%					9.42%
MSCI All Country World Information Technology IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Information Technology IndexSM
Average Annual Return, Percent	28.09%				19.80%					22.25%
MSCI All Country World Information Technology IndexSM C000177052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Information Technology IndexSM
Average Annual Return, Percent	28.09%				19.80%				22.36%
S And P 500 Dividend Aristocrats Index C000114870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Dividend Aristocrats Index
Average Annual Return, Percent	(1.09%)				10.06%			9.98%
S And P 500 Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Dividend Aristocrats Index
Average Annual Return, Percent	(1.09%)				10.06%					11.04%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	25.53%				17.58%					18.83%
Standard Poors500 Index Additional [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%					15.30%
Russell 1000 Growth Index C000177053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	25.53%				17.58%				19.52%
Standard Poors500 Index Additional C000177053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%				15.06%
Russell 2500TM Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	12.62%				7.76%					10.93%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.56%				8.41%					9.91%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	10.76%				11.56%					9.77%
MSCI All Country World IndexSM Additional [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	17.27%				13.54%					11.91%
MSCI All Country World IndexSM Additional C000114882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	17.27%				13.54%			11.13%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	22.02%				11.26%					13.37%
MSCI World Health Care IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care IndexSM
Average Annual Return, Percent	(8.00%)				5.69%					7.78%
MSCI World Health Care IndexSM C000198286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care IndexSM
Average Annual Return, Percent	(8.00%)				5.69%		6.50%
Standard Poors500 Index C000198286 Additional [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%		13.51%
FTSE EPRA Nareit Global Net Index C000198287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Net Index
Average Annual Return, Percent	(0.15%)				4.74%		1.63%
FTSE EPRA Nareit Global Index C000198287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Index
Average Annual Return, Percent	0.86%				5.72%		2.57%
FTSE EPRA Nareit Global Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Net Index
Average Annual Return, Percent	(0.15%)				4.74%					3.65%
FTSE EPRA Nareit Global Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Index
Average Annual Return, Percent	0.86%				5.72%					4.59%
Russell 1000 Growth Index C000177054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	25.53%				17.58%				19.52%
Standard Poors500 Index C000177054 Additional [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.60%				16.47%				15.06%
Eighty Five MSCI ACWI ex US High Div Yld 15 MSCI USA High Div Yld Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index
Average Annual Return, Percent	12.15%				12.64%					8.37%
Russell 1000 Value Index S000079202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	9.44%		14.11%
S And P 500 Dividend Aristocrats Index S000079202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Dividend Aristocrats Index
Average Annual Return, Percent	(1.09%)		7.77%

[1]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[2]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[3]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[4]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[5]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[6]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[7]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[8]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[9]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[10]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[11]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[12]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[13]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[14]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[15]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[16]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[17]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.